Defined benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of Defined Benefit Plans
The following table provides information on the amounts recognized in the balance sheet:

TCHF	December 31, 2023	December 31, 2022
Present value of pension benefit obligation	4,517	4,044
Fair value of pension plan assets	(3,532)	(3,494)

Net pension defined benefit obligation	985	550
Present value of other benefit obligations	604	1,222

Total defined benefit obligations	1,589	1,772

Summary of Amount Recognized In Profit Or Loss In Respect of Defined Benefit Plans
The amounts recognized in profit or loss for these defined benefit plans were as follows:

TCHF	2023	2022
Net service cost	212	207
Net interest expense	7	4
Administration cost excl. cost for managing plan assets	31	23

Expense recognized in profit or loss	250	234

Summary of Amount Recognized In Other Comprehensive Income In Respect of Defined Benefit Plans
The amounts recognized in other comprehensive income for these defined benefit plans were as follows:

TCHF	2023	2022
Remeasurement (gain)/loss on defined benefit obligation
due to changes in demographic assumptions	(11)	—
due to changes in financial assumptions	426	(1,150)
due to changes in experience adjustments	(31)	156
Return on plan assets excl. interest income	100	52

Expense/(Income) recognized in other comprehensive income	484	(942)

Summary of Movement In The Present Value of Defined Benefit Obligation
The movements in the present value of the defined benefit obligation were as follows:

TCHF	2023	2022
Opening defined benefit obligation	4,044	4,496
Net service cost	212	207
Interest expense on defined benefit obligation	85	13
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Remeasurement (gain)/loss due to changes in demographic assumptions	(11)	—
Remeasurement (gain)/loss due to changes in financial assumptions	426	(1,150)
Remeasurement (gain)/loss due to changes in experience adjustments	(31)	156

Closing defined benefit obligation	4,517	4,044

Summary of Movement In The Present Value of Defined Benefit Plan Assets
Movements in the present value of the plan assets in the current period were as follows:

TCHF	2023	2022
Opening fair value of plan assets	3,494	2,946
Interest income on plan assets	78	9
Return on plan assets excluding interest income	(100)	(52)
Contributions from the employer	299	292
Contributions from plan participants	129	129
Benefits (paid)/deposited	(337)	193
Administration cost	(31)	(23)

Closing fair value of plan assets	3,532	3,494

Summary of Detailed Information About Principal Actuarial Assumptions	Principal assumptions used for the purposes of the actuarial valuations were as follows:

TCHF	2023	2022
Discount rate	1.40%	2.15%
Expected rate of salary increase	1.90%	1.50%